Condensed Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (6,768)	$ (3,597)	$ (5,121)	$ (1,582)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	1,333	233	265
Other loss on derivative liability	72
Amortization of convertible notes debt discount	81	254	389
Amortization of operating lease right-of-use asset	291		94
Depreciation expense	16
Changes in operating assets and liabilities:
Change in prepaid expenses	2	(21)	8	(37)
Change in accounts payable and accrued expenses	396	260	525	233
Change in other current assets	(91)	(22)	(6)	(24)
Change in payable to Parent	141
Change in operating lease liability	(273)		(220)
Net cash used in operating activities	(4,800)	(2,893)	(4,066)	(1,410)
Cash flows from investing activities
Purchases of property and equipment	(493)
Net cash used in investing activities	(493)
Cash flows from financing activities
ROFN Agreement payments to Parent	(2,645)
Repayment and proceeds of note receivable from Parent	300	(300)
Proceeds from borrowing from Parent				975
Payment of loan to Parent		(225)	(225)	(750)
Loan to Parent			(360)
Repayment from Parent			60
Proceeds from net Parent investment				292
Proceeds from issuance of convertible notes		4,300	4,300	1,300
Proceeds from issuance of Series B Preferred Stock, net of direct costs	14,945		2,150
Proceeds from issuance of Series B-1 Preferred Stock, net of direct costs	1,193
Net cash provided by financing activities	13,793	3,775	5,925	1,817
Net increase in cash and cash equivalents	8,500	882	1,859	407
Cash and cash equivalents, beginning of period	2,266	407	407
Cash and cash equivalents, end of period	10,766	1,289	2,266	407
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest	1
Supplemental disclosure of non-cash investing and financing activities:
Addition to derivative liability for debt issuance discount		538	538
Obtaining operating lease right-of-use asset and liability		2,799	$ 2,293
Issuance of Series B Preferred Stock for conversion of Notes and accrued interest	5,866
Reclassification of derivative liability for conversion of Notes to Series B Preferred Stock	$ 538